UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08846

Tributary Funds, Inc.
(Exact name of registrant as specified in charter)

Tributary Capital Management, LLC 1620 Dodge Street Omaha, Nebraska		68197
(Address of principal executive offices)		(Zip code)

Daniel W. Koors Jackson Fund Services 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 662-4203

Date of fiscal year end:	March 31

Date of reporting period:	April 1, 2012 – June 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedules of Investments.

QUARTERLY REPORT 2012

SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2012 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value
Non-U.S. Government Agency Asset-Backed Securities - 29.4%
$295,197	Bayview Financial Acquisition Trust REMIC, 6.21%, 05/28/37 (a)	$298,371
429,663	Bear Stearns Asset Backed Securities Trust REMIC, 0.65%, 10/25/34 (a)	421,658
202,380	Bear Stearns Asset Backed Securities Trust REMIC, 0.47%, 12/25/35 (a)	196,189
435,214	Bear Stearns Asset Backed Securities Trust REMIC, 0.47%, 02/25/36 (a)	424,604
734,737	Bear Stearns Commercial Mortgage Securities Inc. REMIC, 5.53%, 09/11/41	770,237
330,852	Chase Funding Mortgage Loan Asset-Backed Certificates REMIC, 4.60%, 01/25/15	334,743
574,176	Chase Funding Mortgage Loan Asset-Backed Certificates REMIC, 4.27%, 06/25/15	579,123
445,614	Chase Funding Mortgage Loan Asset-Backed Certificates REMIC, 4.40%, 02/25/30	447,726
462,364	Chase Mortgage Finance Corp. REMIC, 5.50%, 05/25/35	470,823
444,367	Citicorp Mortgage Securities Inc. REMIC, 5.50%, 04/25/35	442,585
527,721	Citigroup Mortgage Loan Trust Inc. REMIC, 0.40%, 10/25/36 (a)	498,881
263,325	Citimortgage Alternative Loan Trust REMIC, 5.25%, 03/25/21	262,401
144,081	Countrywide Alternative Loan Trust REMIC, 5.48%, 08/25/36 (a)	145,017
215,933	Countrywide Asset-Backed Certificates REMIC, 4.46%, 10/25/35 (a)	208,456
255,954	Countrywide Asset-Backed Certificates REMIC, 0.49%, 04/25/36 (a)	253,435
528,060	Countrywide Asset-Backed Certificates REMIC, 0.43%, 07/25/36 (a)	447,189
330,489	Countrywide Asset-Backed Certificates REMIC, 0.60%, 08/25/47 (a)	326,051
89,232	Countrywide Asset-Backed Certificates REMIC, 0.33%, 10/25/47 (a)	88,806
176,872	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.00%, 08/25/20	178,059
137,633	FBR Securitization Trust REMIC, 0.50%, 11/25/35 (a)	137,345
800,000	GS Mortgage Securities Corp., 3.65%, 03/10/44 (b)	855,606
91,559	Home Equity Asset Trust REMIC, 0.36%, 07/25/37 (a)	89,964
468,175	Irwin Home Equity Corp. REMIC, 1.34%, 11/25/28 (a)	391,462
895,000	Long Beach Mortgage Loan Trust REMIC, 1.15%, 10/25/34 (a)	727,662
450,000	Long Beach Mortgage Loan Trust REMIC, 0.74%, 04/25/35 (a)	428,445
237,330	MASTR Asset Securitization Trust REMIC, 5.25%, 11/25/35	236,702
300,000	Morgan Stanley Capital I REMIC, 3.22%, 07/15/49	319,788
660,000	Morgan Stanley Home Equity Loan Trust REMIC, 0.95%, 12/25/34 (a)	630,785
265,355	Nomura Asset Acceptance Corp. REMIC, 6.00%, 03/25/47 (a)	162,236
593,102	Option One Mortgage Loan Trust REMIC, 0.46%, 12/25/35 (a)	545,878
525,072	Origen Manufactured Housing, 5.91%, 01/15/35	552,807
516,881	Popular ABS Mortgage Pass-Through Trust REMIC, 4.61%, 05/25/35 (a)	526,498
101,129	Popular ABS Mortgage Pass-Through Trust REMIC, 4.62%, 05/25/35 (a)	102,006
567,889	Preferred Term Securities XXIV Ltd., 0.77%, 03/22/37 (a) (b) (c)	298,142
709,237	RAAC Trust REMIC, 0.42%, 08/25/36 (a)	697,818
403,184	Renaissance Home Equity Loan Trust REMIC, 4.50%, 08/25/35	385,399
333,193	Residential Accredit Loans Inc. REMIC, 5.50%, 01/25/34	344,205
113,957	Residential Accredit Loans Inc. REMIC, 6.00%, 10/25/34	114,808
306,863	Residential Accredit Loans Inc. REMIC, 5.50%, 02/25/35	275,731
326,287	Residential Asset Mortgage Products Inc. (insured by AMBAC Assurance Corp.) REMIC, 4.02%, 03/25/33	293,343
476,989	Residential Asset Securities Corp. REMIC, 5.96%, 09/25/31	463,300
430,416	Residential Asset Securities Corp. REMIC, 4.47%, 03/25/32	437,000
299,664	Residential Asset Securities Corp. REMIC, 3.87%, 05/25/33	290,537
306,156	Residential Asset Securities Corp. REMIC, 4.54%, 12/25/33	311,043
254,204	Residential Asset Securities Corp. REMIC, 0.44%, 03/25/36 (a)	248,438
434,507	Springleaf Mortgage Loan Trust REMIC, 4.05%, 01/25/58 (a) (b)	440,650
290,916	Structured Asset Securities Corp. REMIC, 4.79%, 03/25/35	289,869

See accompanying Notes to Portfolio Investments.

Principal Amount	Security Description	Value
$188,314	Vanderbilt Mortgage & Finance, Inc. REMIC, 6.57%, 08/07/24	$197,139
710,934	Wachovia Bank Commercial Mortgage Trust REMIC, 5.08%, 03/15/42 (a)	770,674
353,330	Wells Fargo Home Equity Trust REMIC, 0.63%, 12/25/35 (a)	338,219
307,691	Wells Fargo Home Equity Trust REMIC, 0.39%, 07/25/36 (a)	279,803
467,901	Wells Fargo Mortgage Backed Securities Trust REMIC, 5.00%, 01/25/19	478,723

Total Non-U.S. Government Agency Asset-Backed Securities (cost $19,332,409)		19,456,379

Corporate Bonds - 38.2%
Consumer Discretionary - 4.1%
300,000	Goodyear Tire & Rubber Co., 7.00%, 05/15/22	299,625
300,000	Hanesbrands Inc., 8.00%, 12/15/16	330,375
520,000	Maytag Corp., 5.00%, 05/15/15	537,398
375,000	Mohawk Industries Inc., 6.38%, 01/15/16	413,437
585,000	Newell Rubbermaid Inc., 5.50%, 04/15/13	604,795
440,000	Time Warner Cable Inc., 5.85%, 05/01/17	517,025
		2,702,655
Consumer Staples - 2.9%
423,000	Bottling Group LLC, 4.63%, 11/15/12	429,182
585,000	Church & Dwight Co. Inc., 3.35%, 12/15/15	613,268
548,000	Kellogg Co., 5.13%, 12/03/12	558,241
335,000	SUPERVALU Inc., 8.00%, 05/01/16	339,187
		1,939,878
Energy - 2.6%
615,000	ConocoPhillips, 4.60%, 01/15/15	673,299
460,000	Enterprise Products Operating LLC, 9.75%, 01/31/14	518,977
500,000	Occidental Petroleum Corp., 1.75%, 02/15/17	508,437
		1,700,713
Financials - 17.6%
580,000	ACE INA Holdings Inc., 5.60%, 05/15/15	648,873
710,000	American Express Bank FSB, 0.55%, 06/12/17 (a)	674,944
665,000	Bank of America Corp., 3.75%, 07/12/16	670,409
600,000	Berkshire Hathaway Finance Corp., 5.00%, 08/15/13	629,009
565,000	Caterpillar Financial Services Corp., 1.63%, 06/01/17	567,765
630,000	Citigroup Inc., 4.45%, 01/10/17	660,393
320,000	General Electric Capital Corp., 0.73%, 09/15/14 (a)	316,128
290,000	General Electric Capital Corp., 0.74%, 08/07/18 (a)	267,496
685,000	Goldman Sachs Group Inc., 3.63%, 02/07/16	685,075
490,000	Hartford Financial Services Group Inc., 4.00%, 10/15/17	492,033
620,000	JPMorgan Chase & Co., 5.15%, 10/01/15	665,305
510,000	KeyBank NA, 4.95%, 09/15/15	547,400
660,000	Metropolitan Life Global Funding I, 1.70%, 06/29/15 (b)	660,496
670,000	Morgan Stanley, 3.80%, 04/29/16	649,097
650,000	PNC Funding Corp., 0.67%, 01/31/14 (a)	646,888
615,000	Pricoa Global Funding I, 5.45%, 06/11/14 (b)	666,081
495,000	Regions Financial Corp., 7.75%, 11/10/14	534,600
650,000	State Street Bank & Trust Co., 0.67%, 12/08/15 (a)	636,753
285,000	State Street Capital Trust III, 5.46% (callable at 100 beginning 03/15/11) (d)	285,792
790,000	Wells Fargo Bank NA, 0.68%, 05/16/16 (a)	753,290
		11,657,827
Industrials - 2.7%
475,000	Textron Inc., 6.20%, 03/15/15	522,012
495,000	Union Pacific Corp., 5.70%, 08/15/18	592,890
590,000	United Technologies Corp., 5.38%, 12/15/17	705,308
		1,820,210
Information Technology - 2.2%
525,000	CA Inc., 6.13%, 12/01/14	575,395
250,000	Hewlett-Packard Co., 2.95%, 08/15/12	250,471
600,000	International Business Machines Corp., 2.00%, 01/05/16	619,517
		1,445,383
Materials - 2.4%
495,000	Dow Chemical Co., 7.60%, 05/15/14	551,017
480,000	Praxair Inc., 3.95%, 06/01/13	493,896
475,000	Rio Tinto Finance USA Ltd., 8.95%, 05/01/14	542,391
		1,587,304

See accompanying Notes to Portfolio Investments.

Principal Amount	Security Description	Value
Telecommunication Services - 0.6%
$340,000	Crown Castle International Corp., 9.00%, 01/15/15	$371,025

Utilities - 3.1%
400,000	Dayton Power & Light Co., 5.13%, 10/01/13	420,432
565,000	Georgia Power Co., 3.00%, 04/15/16	604,156
416,000	PacifiCorp, 5.45%, 09/15/13	438,605
595,000	Public Service Co. of Colorado, 7.88%, 10/01/12	605,451
		2,068,644

Total Corporate Bonds (cost $24,509,409)		25,293,639

Government and Agency Obligations - 29.4%
GOVERNMENT SECURITIES - 20.7%
Federal Home Loan Mortgage Corp. - 0.6%
350,000	Federal Home Loan Mortgage Corp., 4.50%, 07/15/13 (e)	365,438

Municipals - 3.5%
380,000	City of Omaha, Nebraska, 2.40%, 12/01/16	397,506
205,000	Lincoln Nebraska Tax Allocation, Perot Systems Redevelopment Project, 3.25%, 11/01/12	206,138
165,000	Lincoln Nebraska Tax Allocation, Perot Systems Redevelopment Project, 4.25%, 11/01/14	173,996
550,000	Nebraska Public Power District, Revenue, Series B, 4.14%, 01/01/13	559,284
600,000	New York City Transitional Finance Authority, 3.02%, 02/01/16	636,552
325,000	State of Mississippi, 2.63%, 11/01/16	346,317
		2,319,793
Treasury Inflation Index Securities - 1.1%
703,607	U.S. Treasury Inflation Indexed Note, 0.13%, 04/15/16 (f)	732,355

U.S. Treasury Securities - 15.5%
1,500,000	U.S. Treasury Note, 1.38%, 03/15/13	1,512,363
1,800,000	U.S. Treasury Note, 2.75%, 10/31/13	1,858,570
4,310,000	U.S. Treasury Note, 2.63%, 12/31/14	4,551,429
615,000	U.S. Treasury Note, 2.38%, 03/31/16	656,560
1,360,000	U.S. Treasury Note, 1.75%, 05/31/16	1,422,050
250,000	U.S. Treasury Note, 3.00%, 02/28/17	276,309
		10,277,281

Shares or Principal Amount
U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES - 8.7%
Federal Home Loan Mortgage Corp. - 2.2%
$164,840	Federal Home Loan Mortgage Corp. REMIC, 4.50%, 12/15/17	165,712
757,134	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 03/15/20	792,943
450,000	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 02/15/27	473,072
		1,431,727
Federal National Mortgage Association - 6.5%
631,378	Federal National Mortgage Association REMIC, 4.50%, 08/25/21	676,279
437,317	Federal National Mortgage Association REMIC, 4.50%, 11/25/23	453,334
895,066	Federal National Mortgage Association REMIC, 4.00%, 02/25/26	943,390
1,193,640	Federal National Mortgage Association, 3.00%, 10/01/26	1,252,132
278,927	Federal National Mortgage Association REMIC, 5.50%, 11/25/34	282,801
621,769	Federal National Mortgage Association REMIC, 3.00%, 04/25/37	646,327
956,686	Federal National Mortgage Association, Interest Only REMIC, 5.00%, 03/25/39	83,674
		4,337,937

Total Government and Agency Obligations (cost $19,139,889)		19,464,531

Preferred Stocks - 0.6%
550	US Bancorp, Series A, 3.50% (callable at 1,000 beginning on 04/15/11) (d)	434,500

Total Preferred Stocks (cost $564,328)		434,500

Short Term Investments - 1.8%
Investment Company - 1.8%
1,203,599	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (g)	1,203,599

Total Short Term Investments (cost $1,203,599)		1,203,599

Total Investments - 99.4% (cost $64,749,634)		65,852,648
Other assets in excess of liabilities - 0.6%		390,152
NET ASSETS - 100%		$66,242,800

See accompanying Notes to Portfolio Investments.

(a)	Variable rate security. The rate reflected is the rate in effect at June 30, 2012.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified buyers. This security has been deemed liquid by the Fund’s investment adviser based on procedures approved by the Tributary Funds’ Board of Directors.

(c)

Security fair valued in good faith in accordance with the procedures established by the Tributary Funds’ Board of Directors. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See Security Valuation in the Notes to Portfolio Investments.

(d)	Perpetual maturity security. Interest rate is fixed until the first call date and variable thereafter.
(e)	This security is a direct debt of the agency and not collateralized by mortgages.
(f)	U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(g)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2012.

ABS	Asset-Backed Securities
AMBAC	AMBAC Indemnity Corp.
REMIC	Real Estate Mortgage Investment Conduit

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2012

SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2012 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value
Non-U.S. Government Agency Asset-Backed Securities - 25.3%
$1,348,000	Banc of America Commercial Mortgage Inc. REMIC, 5.19%, 09/10/47 (a)	$1,507,220
393,066	Bear Stearns Asset Backed Securities Trust REMIC, 5.00%, 10/25/33	395,370
825,547	Bear Stearns Commercial Mortgage Securities Inc. REMIC, 5.53%, 09/11/41	865,435
524,013	Chase Mortgage Finance Corp. REMIC, 5.50%, 05/25/35	533,599
683,014	Citigroup Mortgage Loan Trust Inc. REMIC, 6.50%, 07/25/34	718,145
419,471	Citigroup Mortgage Loan Trust Inc. REMIC, 0.40%, 10/25/36 (a)	396,547
263,325	Citimortgage Alternative Loan Trust REMIC, 5.25%, 03/25/21	262,401
144,081	Countrywide Alternative Loan Trust REMIC, 5.48%, 08/25/36 (a)	145,018
137,903	Countrywide Asset-Backed Certificates REMIC, 0.49%, 04/25/36 (a)	136,545
331,156	Countrywide Asset-Backed Certificates REMIC, 0.43%, 07/25/36 (a)	280,440
176,872	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.00%, 08/25/20	178,059
233,312	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.75%, 04/25/33	246,065
616,627	Credit-Based Asset Servicing and Securitization LLC REMIC, 5.75%, 12/25/37 (a)	607,901
574,060	FBR Securitization Trust REMIC, 0.50%, 11/25/35 (a)	572,859
575,000	GS Mortgage Securities Corp., 3.65%, 03/10/44 (b)	614,967
80,191	Home Equity Asset Trust REMIC, 0.36%, 07/25/37 (a)	78,794
487,285	Irwin Home Equity Corp. REMIC, 1.34%, 11/25/28 (a)	407,440
219,073	MASTR Asset Securitization Trust REMIC, 5.25%, 11/25/35	218,494
825,000	Morgan Stanley Capital I REMIC, 3.22%, 07/15/49	879,417
287,468	Nomura Asset Acceptance Corp. REMIC, 6.00%, 03/25/47 (a)	175,755
647,020	Option One Mortgage Loan Trust REMIC, 0.46%, 12/25/35 (a)	595,504
641,755	Origen Manufactured Housing, 5.91%, 01/15/35	675,652
114,402	Park Place Securities Inc. REMIC, 0.87%, 10/25/34 (a)	113,818
1,041,077	Preferred Term Securities XXI Ltd., 1.12%, 03/22/38 (a) (b) (c) (d)	140,545
555,175	Preferred Term Securities XXIV Ltd., 0.77%, 03/22/37 (a) (b) (c)	291,467
889,630	RAAC Trust REMIC, 0.42%, 08/25/36 (a)	875,307
348,682	Residential Accredit Loans Inc. REMIC, 5.50%, 01/25/34	360,207
562,753	Residential Accredit Loans Inc. REMIC, 6.00%, 10/25/34	566,954
206,715	Residential Accredit Loans Inc. REMIC, 5.50%, 02/25/35	185,743
400,798	Residential Asset Mortgage Products Inc. (insured by AMBAC Assurance Corp.) REMIC, 4.02%, 03/25/33	360,330
400,671	Residential Asset Securities Corp. REMIC, 5.96%, 09/25/31	389,172
400,387	Residential Asset Securities Corp. REMIC, 4.47%, 03/25/32	406,512
306,156	Residential Asset Securities Corp. REMIC, 4.54%, 12/25/33	311,043
249,107	Structured Asset Securities Corp. (insured by MBIA Assurance Corp.) REMIC, 5.30%, 09/25/33	252,057
483,850	Vanderbilt Mortgage & Finance Inc., 5.84%, 02/07/26	500,942
666,591	Wells Fargo Home Equity Trust REMIC, 0.63%, 12/25/35 (a)	638,084
184,501	Wells Fargo Home Equity Trust REMIC, 0.39%, 07/25/36 (a)	167,779
596,574	Wells Fargo Mortgage Backed Securities Trust REMIC, 5.00%, 01/25/19	610,372
430,000	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 2.19%, 04/15/45	439,862

Total Non-U.S. Government Agency Asset-Backed Securities (cost $17,435,649)		17,101,821

Corporate Bonds - 23.2%
Consumer Discretionary - 2.8%
300,000	Goodyear Tire & Rubber Co., 7.00%, 05/15/22	299,625
200,000	Hanesbrands Inc., 8.00%, 12/15/16	220,250
325,000	Mohawk Industries Inc., 6.38%, 01/15/16	358,313
315,000	Newell Rubbermaid Inc., 4.70%, 08/15/20	340,788
355,000	Time Warner Cable Inc., 4.00%, 09/01/21	373,052
280,000	Whirlpool Corp., 4.85%, 06/15/21	290,065
		1,882,093

See accompanying Notes to Portfolio Investments.

Principal Amount	Security Description	Value
Consumer Staples - 1.8%
$255,000	Church & Dwight Co. Inc., 3.35%, 12/15/15	$267,322
285,000	PepsiCo Inc., 7.90%, 11/01/18	380,758
165,000	SUPERVALU Inc., 8.00%, 05/01/16	167,062
315,000	Wal-Mart Stores Inc., 5.63%, 04/15/41	409,964
		1,225,106
Energy - 1.2%
335,000	Enterprise Products Operating LLC, 6.30%, 09/15/17	399,861
270,000	Tosco Corp., 8.13%, 02/15/30	405,034
		804,895
Financials - 10.2%
325,000	ACE INA Holdings Inc., 5.90%, 06/15/19	400,631
340,000	American Express Co., 6.80%, 09/01/66 (a)	351,220
375,000	Bank of America Corp., 5.65%, 05/01/18	400,985
285,000	Chubb Corp., 6.80%, 11/15/31	377,653
385,000	Citigroup Inc., 4.45%, 01/10/17	403,574
380,000	General Electric Capital Corp., 4.38%, 09/16/20	411,100
335,000	Goldman Sachs Capital I, 6.35%, 02/15/34	316,861
30,000	Goldman Sachs Group Inc., 6.25%, 09/01/17	32,618
365,000	Hartford Financial Services Group Inc., 4.00%, 10/15/17	366,514
360,000	JPMorgan Chase & Co., 6.13%, 06/27/17	400,721
311,000	KeyBank NA, 4.95%, 09/15/15	333,807
405,000	Metropolitan Life Global Funding I, 1.70%, 06/29/15 (b)	405,305
415,000	Morgan Stanley, 3.80%, 04/29/16	402,053
375,000	PNC Funding Corp., 0.67%, 01/31/14 (a)	373,204
285,000	Prudential Financial Inc., 7.38%, 06/15/19	347,837
250,000	Regions Financial Corp., 7.75%, 11/10/14	270,000
375,000	State Street Bank & Trust Co., 0.67%, 12/08/15 (a)	367,357
185,000	State Street Capital Trust III, 5.46% (callable at 100 beginning 03/15/11) (e)	185,514
353,000	UBS Preferred Funding Trust V, 6.24% (callable at 100 beginning 05/15/16) (e)	331,820
325,000	Wachovia Bank NA, 6.60%, 01/15/38	410,163
		6,888,937
Health Care - 0.3%
160,000	Pfizer Inc., 6.20%, 03/15/19	200,536

Industrials - 1.9%
250,000	Pitney Bowes Inc., 5.25%, 01/15/37	249,289
275,000	Textron Inc., 6.20%, 03/15/15	302,218
335,000	Union Pacific Corp., 5.70%, 08/15/18	401,249
285,000	United Technologies Corp., 6.13%, 07/15/38	370,964
		1,323,720
Information Technology - 1.2%
345,000	CA Inc., 6.13%, 12/01/14	378,117
300,000	International Business Machines Corp., 7.00%, 10/30/25	415,679
		793,796
Materials - 2.0%
315,000	Dow Chemical Co., 4.25%, 11/15/20	341,733
305,000	Martin Marietta Materials Inc., 6.60%, 04/15/18	336,374
315,000	Mosaic Co., 3.75%, 11/15/21	329,169
295,000	Rio Tinto Finance USA Ltd., 8.95%, 05/01/14	336,854
		1,344,130
Telecommunication Services - 0.2%
160,000	Crown Castle International Corp., 9.00%, 01/15/15	174,600

Utilities - 1.6%
315,000	Alabama Power Co., 5.50%, 10/15/17	373,055
300,000	Dayton Power & Light Co., 5.13%, 10/01/13	315,324
300,000	PacifiCorp, 6.25%, 10/15/37	403,387
		1,091,766

Total Corporate Bonds (cost $14,704,398)		15,729,579

Government and Agency Obligations - 45.5%
GOVERNMENT SECURITIES - 19.7%
Municipals - 2.8%
335,000	Nebraska Public Power District, RB, Series B, 4.85%, 01/01/14	355,040
285,000	New York City, New York, Water Finance Authority & Sewer Revenue, 5.72%, 06/15/42	370,021
215,000	State of Connecticut, Public Improvements, 4.95%, 12/01/20	257,555
215,000	State of Connecticut, Public Improvements, 5.63%, 12/01/29	259,167

See accompanying Notes to Portfolio Investments.

Principal Amount	Security Description	Value
$240,000	University of Michigan, 6.01%, 04/01/25	$286,850
350,000	University of Nebraska, RB, Series B, 5.70%, 07/01/29	380,720
		1,909,353
Treasury Inflation Index Securities - 1.9%
398,141	U.S. Treasury Inflation Indexed Note, 0.50%, 04/15/15 (f)	413,382
350,717	U.S. Treasury Inflation Indexed Note, 0.13%, 01/15/22 (f)	371,075
356,614	U.S. Treasury Inflation Indexed Note, 2.13%, 02/15/40 (f)	506,169
		1,290,626
U.S. Treasury Securities - 15.0%
755,000	U.S. Treasury Bond, 5.38%, 02/15/31	1,100,177
1,735,000	U.S. Treasury Bond, 4.38%, 11/15/39	2,311,074
825,000	U.S. Treasury Note, 3.25%, 06/30/16	911,561
2,580,000	U.S. Treasury Note, 3.50%, 02/15/18	2,951,884
2,455,000	U.S. Treasury Note, 3.63%, 02/15/21	2,898,434
		10,173,130
U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES - 25.8%
Federal Home Loan Mortgage Corp. - 9.6%
1,090,000	Federal Home Loan Mortgage Corp. REMIC, 4.50%, 04/15/19	1,178,439
1,244,000	Federal Home Loan Mortgage Corp. REMIC, 4.50%, 06/15/21	1,408,181
700,000	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 02/15/27	735,890
1,679,020	Federal Home Loan Mortgage Corp., 4.50%, 11/01/30	1,802,332
1,227,523	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 02/15/39	1,338,407
		6,463,249
Federal National Mortgage Association - 15.5%
232,179	Federal National Mortgage Association, 5.50%, 11/01/16	252,305
71,943	Federal National Mortgage Association, 4.50%, 12/01/18	77,467
1,315,000	Federal National Mortgage Association REMIC, 4.00%, 02/25/19	1,391,137
745,263	Federal National Mortgage Association, 7.50%, 08/01/22	852,986
447,729	Federal National Mortgage Association, 4.00%, 06/01/24	476,441
111,012	Federal National Mortgage Association, 4.00%, 10/01/24	118,131
991,087	Federal National Mortgage Association REMIC, 5.00%, 02/25/32	1,108,334
27,889	Federal National Mortgage Association REMIC, 5.50%, 12/25/32	27,923

Shares or Principal Amount
$140,366	Federal National Mortgage Association, 5.00%, 08/01/34	152,422
1,370,000	Federal National Mortgage Association REMIC, 5.50%, 08/25/34	1,495,556
1,238,680	Federal National Mortgage Association REMIC, 3.00%, 04/25/37	1,287,604
147,150	Federal National Mortgage Association, 5.50%, 08/01/37	161,429
661,156	Federal National Mortgage Association, 6.00%, 09/01/38	730,896
953,549	Federal National Mortgage Association, 4.50%, 01/01/40	1,057,551
1,215,997	Federal National Mortgage Association, 4.00%, 04/01/41	1,314,096
		10,504,278
Government National Mortgage Association - 0.7%
445,507	Government National Mortgage Association, 4.72%, 06/20/61	496,820

Total Government and Agency Obligations (cost $28,416,974)		30,837,456

Preferred Stock - 0.7%
580	US Bancorp, Series A, 3.50% (callable at 1,000 beginning on 04/15/11) (e)	458,200

Total Preferred Stocks (cost $595,666)		458,200

Exchange Traded Funds - 0.7%
5,047	iShares iBoxx High Yield Corporate Bond Fund	460,388

Total Exchange Traded Funds (cost $436,132)		460,388

Investment Company - 1.9%
132,736	Federated Institutional High-Yield Bond Fund (c)	1,312,755

Total Investment Company (cost $1,203,490)		1,312,755

Short Term Investments - 2.3%
Investment Company - 2.3%
1,531,796	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (g)	1,531,796

Total Short Term Investments (cost $1,531,796)		1,531,796

Total Investments - 99.6% (cost $64,324,105)		67,431,995
Other assets in excess of liabilities - 0.4%		302,273
NET ASSETS - 100%		$67,734,268

See accompanying Notes to Portfolio Investments.

(a)	Variable rate security. The rate reflected is the rate in effect at June 30, 2012.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified buyers. This security has been deemed liquid by the Fund’s investment adviser based on procedures approved by the Tributary Funds’ Board of Directors.

(c)

Security fair valued in good faith in accordance with the procedures established by the Tributary Funds’ Board of Directors. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See Security Valuation in the Notes to Portfolio Investments.

(d)	Non-income producing security.
(e)	Perpetual maturity security. Interest rate is fixed until the first call date and variable thereafter.
(f)	U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(g)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2012.

AMBAC	AMBAC Indemnity Corp.
MBIA	Municipal Bond Investors Assurance
RB	Revenue Bond
REMIC	Real Estate Mortgage Investment Conduit

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2012

SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2012 (Unaudited)

BALANCED FUND

Shares	Security Description	Value
Common Stocks - 61.1%
Consumer Discretionary - 7.4%
7,300	BorgWarner Inc. (a)	$478,807
900	Chipotle Mexican Grill Inc. - Class A (a)	341,955
24,000	Comcast Corp. - Class A	767,280
9,000	Discovery Communications Inc. - Class C (a)	450,810
5,200	McDonald’s Corp.	460,356
10,300	Nordstrom Inc.	511,807
900	Priceline.com Inc. (a)	598,068
4,750	Ulta Salon Cosmetics & Fragrance Inc.	443,555
4,700	Wynn Resorts Ltd.	487,484
		4,540,122
Consumer Staples - 7.2%
9,000	Church & Dwight Co. Inc.	499,230
6,750	Colgate-Palmolive Co.	702,675
9,900	Herbalife Ltd.	478,467
8,100	Hershey Co.	583,443
18,200	Kraft Foods Inc. - Class A	702,884
6,400	Mead Johnson Nutrition Co.	515,264
6,400	PriceSmart Inc.	432,064
5,200	Whole Foods Market Inc.	495,664
		4,409,691
Energy - 6.5%
3,400	Apache Corp.	298,826
4,550	Chevron Corp.	480,025
11,500	Exxon Mobil Corp.	984,055
5,300	Helmerich & Payne Inc.	230,444
6,700	Noble Energy Inc.	568,294
8,050	Occidental Petroleum Corp.	690,449
6,500	Schlumberger Ltd.	421,915
11,900	Suncor Energy Inc.	344,505
		4,018,513
Financials - 7.4%
9,300	ACE Ltd.	689,409
5,550	Affiliated Managers Group Inc. (a)	607,447
7,800	AFLAC Inc.	332,202
22,400	BB&T Corp.	691,040
3,400	BlackRock Inc.	577,388
3,600	Credit Acceptance Corp. (a)	303,948
14,300	JPMorgan Chase & Co.	510,939
25,100	U.S. Bancorp	807,216
		4,519,589
Health Care - 7.8%
8,500	Abbott Laboratories	547,995
3,200	Biogen Idec Inc. (a)	462,016
8,050	Celgene Corp. (a)	516,488
6,350	Cerner Corp. (a)	524,891
11,375	Covidien Plc	608,562
1,000	Intuitive Surgical Inc. (a)	553,790
11,650	Medidata Solutions Inc. (a)	380,606
11,600	Thermo Fisher Scientific Inc.	602,156
13,166	Valeant Pharmaceuticals International Inc. (a)	589,705
		4,786,209
Industrials - 6.8%
8,700	AGCO Corp. (a)	397,851
9,200	Dover Corp.	493,212
30,700	General Electric Co.	639,788
4,200	Joy Global Inc.	238,266
8,000	Norfolk Southern Corp.	574,160
6,600	Pall Corp.	361,746
6,700	Parker Hannifin Corp.	515,096
4,000	Roper Industries Inc.	394,320
7,200	United Parcel Service Inc. - Class B	567,072
		4,181,511
Information Technology - 12.9%
12,300	Adobe Systems Inc. (a)	398,151
2,975	Apple Inc. (a)	1,737,400
4,750	Citrix Systems Inc. (a)	398,715
5,700	Cognizant Technology Solutions Corp. - Class A (a)	342,000
2,200	FactSet Research Systems Inc.	204,468
1,250	Google Inc. - Class A (a)	725,087
25,900	Intel Corp.	690,235
1,350	MasterCard Inc. - Class A	580,649
19,800	Mentor Graphics Corp. (a)	297,000
24,100	Microsoft Corp.	737,219
23,000	Oracle Corp.	683,100
11,900	QUALCOMM Inc.	662,592
15,200	Texas Instruments Inc.	436,088
		7,892,704
Materials - 1.8%
2,800	Agrium Inc.	247,716
1,900	Cliffs Natural Resources Inc.	93,651
3,000	Praxair Inc.	326,190
5,600	Sigma-Aldrich Corp.	414,008
		1,081,565
Telecommunication Services - 1.1%
15,900	Verizon Communications Inc.	706,596

Utilities - 2.2%
37,700	AES Corp. (a)	483,691
6,800	NextEra Energy Inc.	467,908
8,900	Southern Co.	412,070
		1,363,669

Total Common Stocks (cost $28,732,022)		37,500,169

See accompanying Notes to Portfolio Investments.

Principal Amount	Security Description	Value
Corporate Bonds - 22.9%
Consumer Discretionary - 2.5%
$500,000	Comcast Corp., 5.70%, 05/15/18	$589,667
500,000	Home Depot Inc., 5.40%, 03/01/16	576,412
300,000	McGraw-Hill Cos. Inc., 5.90%, 11/15/17	345,330
		1,511,409
Consumer Staples - 2.1%
500,000	Anheuser-Busch Cos. LLC, 5.00%, 03/01/19	576,520
300,000	Coca-Cola Enterprises Inc., 4.50%, 09/01/21	334,257
300,000	ConAgra Foods Inc., 7.00%, 04/15/19	367,718
		1,278,495
Energy - 1.0%
300,000	BP Capital Markets Plc, 3.63%, 05/08/14	314,467
300,000	Shell International Finance BV, 3.25%, 09/22/15	321,949
		636,416
Financials - 6.4%
400,000	American Express Credit Co., 5.88%, 05/02/13	416,676
500,000	Commonwealth Bank of Australia, 3.22%, 04/13/20 (b) (c)	490,337
500,000	General Electric Capital Corp., 5.63%, 09/15/17	573,787
400,000	Goldman Sachs Group Inc., 3.63%, 08/01/12	400,731
300,000	JPMorgan Chase & Co., 6.40%, 10/02/17	345,955
500,000	KeyCorp, 6.50%, 05/14/13	523,720
300,000	Morgan Stanley, 0.94%, 10/15/15 (b)	267,254
250,000	Regions Bank, 7.50%, 05/15/18	281,250
300,000	Vornado Realty Trust, 4.25%, 04/01/15	316,383
300,000	Wachovia Corp., 5.25%, 08/01/14	320,031
		3,936,124
Health Care - 1.8%
500,000	Novartis AG, 5.13%, 02/10/19	596,111
500,000	Teva Pharmaceutical Finance III LLC, 3.00%, 06/15/15	526,197
		1,122,308
Industrials - 1.6%
500,000	Harley-Davidson Funding Corp., 6.80%, 06/15/18 (d)	596,098
300,000	Honeywell International Inc., 5.30%, 03/01/18	357,619
		953,717
Materials - 1.3%
350,000	Mosaic Co., 3.75%, 11/15/21	365,744
400,000	Vale Overseas Ltd., 4.38%, 01/11/22	407,329
		773,073
Telecommunication Services - 2.0%
500,000	AT&T Inc., 4.45%, 05/15/21	566,006
300,000	Cellco Partnership, 5.55%, 02/01/14	321,160
300,000	Verizon Communications Inc., 4.90%, 09/15/15	335,543
		1,222,709
Utilities - 4.2%
400,000	Alabama Power Co., 5.88%, 12/01/22	497,665
400,000	Commonwealth Edison Co., 4.00%, 08/01/20	444,844
400,000	Consolidated Edison Co. of New York Inc., 5.30%, 12/01/16	466,028
250,000	Exelon Generation Co. LLC, 5.20%, 10/01/19	273,444
300,000	ONEOK Inc., 4.25%, 02/01/22	314,177
500,000	Sempra Energy, 6.50%, 06/01/16	588,214
		2,584,372

Total Corporate Bonds (cost $13,452,030)		14,018,623

Government and Agency Obligations - 12.1%
GOVERNMENT SECURITIES - 12.1%
Municipals - 6.0%
250,000	Aurora Illinois, GO, Series A, 4.25%, 12/30/17	282,727
250,000	City of Industry California, Sales Tax Revenue, 7.00%, 01/01/21	264,697
150,000	County of St. Charles Missouri (Insured by MBIA Insurance Corp), Sales Tax Revenue, 5.16%, 10/01/20	176,399
190,000	Denver City & County Board of Water Commission, Water Revenue, Series A, 5.00%, 12/15/19	227,164
100,000	Florida State Board of Education, Lottery Revenue, 5.19%, 07/01/19	116,778
265,000	Hamden Connecticut, GO, Series B, 5.38%, 08/15/22	311,423
195,000	Kansas Development Finance Authority, Kansas Project Revenue, Series N, 5.20%, 11/01/19	235,923
300,000	Metro Wastewater Reclamation District, Sewer Revenue, Series B, 5.02%, 04/01/20	351,960
205,000	Northern Illinois Municipal Power Agency, Power Project Revenue, 5.69%, 01/01/17	229,055
200,000	Parker Colorado, Series A, 5.30%, 11/01/18	228,954

See accompanying Notes to Portfolio Investments.

Principal Amount	Security Description	Value
$200,000	Reeves County Texas, Correctional Facilities, 7.40%, 12/01/17	$209,244
200,000	Santa Monica Community College District, Series A, 5.73%, 08/01/24	229,378
350,000	State of California, University Revenue Bonds, 5.45%, 11/01/22	400,463
280,000	Tulsa Airports Improvement Trust, Airport & Marina Revenue, Series B, 6.50%, 06/01/21	324,209
100,000	Vista Community Development Commission California, 7.61%, 09/01/21	113,690
		3,702,064
Treasury Inflation Index Securities - 2.2%
269,259	U.S. Treasury Inflation Indexed Note, 2.38%, 01/15/17 (e)	310,742
436,240	U.S. Treasury Inflation Indexed Note, 1.38%, 01/15/20 (e)	507,197
203,314	U.S. Treasury Inflation Indexed Note, 0.13%, 01/15/22 (e)	215,116
244,126	U.S. Treasury Inflation Indexed Note, 2.38%, 01/15/25 (e)	321,502
		1,354,557
U.S. Treasury Securities - 3.9%
150,000	U.S. Treasury Bond, 6.25%, 08/15/23	217,875
150,000	U.S. Treasury Bond, 7.50%, 11/15/24	242,414
400,000	U.S. Treasury Note, 3.25%, 12/31/16	445,500
200,000	U.S. Treasury Note, 4.25%, 11/15/17	235,875
300,000	U.S. Treasury Note, 3.75%, 11/15/18	351,398
150,000	U.S. Treasury Note, 3.63%, 08/15/19	175,934
200,000	U.S. Treasury Note, 3.50%, 05/15/20	233,688
400,000	U.S. Treasury Note, 3.63%, 02/15/21	472,250
		2,374,934

Total Government and Agency Obligations (cost $6,791,704)		7,431,555

Total Investments - 96.1% (cost $48,975,756)		58,950,347
Other assets in excess of liabilities - 3.9%		2,380,168
NET ASSETS - 100%		$61,330,515

(a)	Non-income producing security.
(b)	Variable rate security. The rate reflected is the rate in effect at June 30, 2012.
(c)

Restricted as to public resale of Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, which provides an exemption from the registration requirements for resale of the security to an institutional investor. See Restricted table in the Notes to Portfolio Investments.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified buyers. This security has been deemed liquid by the Fund’s investment adviser based on procedures approved by the Tributary Funds’ Board of Directors.

(e)	U.S. Treasury inflation indexed note, par amount is adjusted for inflation.

GO	General Obligation
MBIA	Municipal Bond Investors Assurance

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2012

SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2012 (Unaudited)

CORE EQUITY FUND

Shares	Security Description	Value
Common Stocks - 96.0%
Consumer Discretionary - 10.4%
137,725	Comcast Corp. - Class A	$4,403,068
234,175	International Game Technology	3,688,256
63,725	Kohl’s Corp.	2,898,850
71,900	Lear Corp.	2,712,787
33,500	Mohawk Industries Inc. (a)	2,339,305
26,675	Nike Inc. - Class B	2,341,532
71,925	Omnicom Group Inc.	3,495,555
		21,879,353
Consumer Staples - 12.2%
91,125	HJ Heinz Co.	4,955,377
48,600	Kimberly-Clark Corp.	4,071,222
102,950	PepsiCo Inc.	7,274,447
49,600	Philip Morris International Inc.	4,328,096
82,475	Procter & Gamble Co.	5,051,594
		25,680,736
Energy - 10.5%
68,375	Chevron Corp.	7,213,562
83,575	Ensco Plc - Class A	3,925,518
94,375	Exxon Mobil Corp.	8,075,669
45,175	Schlumberger Ltd.	2,932,309
		22,147,058
Financials - 14.5%
67,375	AFLAC Inc.	2,869,501
55,400	Aon Plc - Class A	2,591,612
84,450	BB&T Corp.	2,605,283
17,675	BlackRock Inc.	3,001,568
78,725	Citigroup Inc.	2,157,852
17,200	IntercontinentalExchange Inc. (a)	2,338,856
127,800	JPMorgan Chase & Co.	4,566,294
71,350	MetLife Inc.	2,201,148
37,550	Travelers Cos. Inc.	2,397,192
179,000	U.S. Bancorp	5,756,640
		30,485,946
Health Care - 11.6%
49,875	Abbott Laboratories	3,215,441
34,500	McKesson Corp.	3,234,375
132,075	Medtronic Inc.	5,115,265
108,600	Novartis AG - ADR	6,070,740
77,200	Teva Pharmaceutical Industries Ltd. - ADR	3,044,768
61,500	Varian Medical Systems Inc. (a)	3,737,355
		24,417,944
Industrials - 10.1%
58,150	3M Co.	5,210,240
34,825	Flowserve Corp.	3,996,169
278,400	General Electric Co.	5,801,856
76,625	Jacobs Engineering Group Inc. (a)	2,901,022
53,500	Towers Watson & Co.	3,204,650
		21,113,937
Information Technology - 20.3%
6,250	Apple Inc. (a)	3,650,000
95,950	Avnet Inc. (a)	2,961,017
180,125	Cisco Systems Inc.	3,092,746
171,625	EMC Corp. (a)	4,398,749
200,150	Intel Corp.	5,333,997
23,475	International Business Machines Corp.	4,591,241
205,300	Microsoft Corp.	6,280,127
176,550	Oracle Corp.	5,243,535
66,100	QUALCOMM Inc.	3,680,448
122,425	Texas Instruments Inc.	3,512,373
		42,744,233
Materials - 3.3%
33,700	Air Products & Chemicals Inc.	2,720,601
63,824	Allegheny Technologies Inc.	2,035,348
47,500	Potash Corp. of Saskatchewan Inc.	2,075,275
		6,831,224
Utilities - 3.1%
261,700	AES Corp. (a)	3,357,611
69,075	Southern Co.	3,198,173
		6,555,784

Total Common Stocks (cost $174,328,989)		201,856,215

Short Term Investments - 3.9%
Investment Company - 3.9%
8,094,482	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (b)	8,094,482

Total Short Term Investments (cost $8,094,482)		8,094,482

Total Investments - 99.9% (cost $182,423,471)		209,950,697
Other assets in excess of liabilities - 0.1%		259,649
NET ASSETS - 100%		$210,210,346

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2012.

ADR	American Depositary Receipt

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2012

SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2012 (Unaudited)

LARGE CAP GROWTH FUND

Shares	Security Description	Value
Common Stocks - 97.6%
Consumer Discretionary - 17.5%
25,000	BorgWarner Inc. (a)	$1,639,750
20,000	Coach Inc.	1,169,600
43,000	Comcast Corp.	1,374,710
24,000	Discovery Communications Inc. - Class C (a)	1,202,160
12,000	McDonald’s Corp.	1,062,360
15,000	Nordstrom Inc.	745,350
2,000	Priceline.com Inc. (a)	1,329,040
23,655	Starbucks Corp.	1,261,285
8,000	Wynn Resorts Ltd.	829,760
10,000	Yum! Brands Inc.	644,200
		11,258,215
Consumer Staples - 9.5%
33,200	Coca-Cola Enterprises Inc.	930,928
7,000	Colgate-Palmolive Co.	728,700
16,100	Hershey Co.	1,159,683
35,400	Kraft Foods Inc. - Class A	1,367,148
12,500	Mead Johnson Nutrition Co.	1,006,375
10,000	Whole Foods Market Inc.	953,200
		6,146,034
Energy - 10.8%
9,000	Concho Resources Inc. (a)	766,080
35,000	Halliburton Co.	993,650
11,400	Noble Energy Inc.	966,948
16,000	Occidental Petroleum Corp.	1,372,320
15,000	Schlumberger Ltd.	973,650
38,500	Suncor Energy Inc.	1,114,575
27,000	Williams Cos. Inc.	778,140
		6,965,363
Financials - 4.3%
22,000	AFLAC Inc.	936,980
20,000	JPMorgan Chase & Co.	714,600
34,000	Wells Fargo & Co.	1,136,960
		2,788,540
Health Care - 10.1%
5,000	Biogen Idec Inc. (a)	721,900
18,000	Celgene Corp. (a)	1,154,880
25,250	Stryker Corp.	1,391,275
20,000	Thermo Fisher Scientific Inc.	1,038,200
17,500	UnitedHealth Group Inc.	1,023,750
27,000	Valeant Pharmaceuticals International Inc. (a)	1,209,330
		6,539,335
Industrials - 14.3%
14,100	Cummins Inc.	1,366,431
22,000	Dover Corp.	1,179,420
17,230	FedEx Corp.	1,578,440
22,000	Illinois Tool Works Inc.	1,163,580
26,000	Joy Global Inc.	1,474,980
23,700	Norfolk Southern Corp.	1,700,949
7,600	Roper Industries Inc.	749,208
		9,213,008
Information Technology - 25.2%
30,000	Accenture Plc - Class A	1,802,700
33,405	Adobe Systems Inc. (a)	1,081,320
44,000	CA Inc.	1,191,960
12,500	Citrix Systems Inc. (a)	1,049,250
20,000	Cognizant Technology Solutions Corp. - Class A (a)	1,200,000
5,000	Equinix Inc. (a)	878,250
27,100	Fiserv Inc. (a)	1,957,162
2,180	Google Inc. - Class A (a)	1,264,553
52,000	Intel Corp.	1,385,800
4,205	MasterCard Inc.	1,808,612
50,000	Oracle Corp.	1,485,000
13,000	VMware Inc. - Class A (a)	1,183,520
		16,288,127
Materials - 5.9%
14,000	Agrium Inc.	1,238,580
24,000	Cliffs Natural Resources Inc.	1,182,960
12,500	Praxair Inc.	1,359,125
		3,780,665

Total Common Stocks (cost $52,582,092)		62,979,287

Short Term Investments - 1.3%
Investment Company - 1.3%
817,681	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (b)	817,681

Total Short Term Investments (cost $817,681)		817,681

Total Investments - 98.9% (cost $53,399,773)		63,796,968
Other assets in excess of liabilities - 1.1%		727,404
NET ASSETS - 100%		$64,524,372

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2012.

See accompanying notes to financial statements.

QUARTERLY REPORT 2012

SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2012 (Unaudited)

GROWTH OPPORTUNITIES FUND

Shares	Security Description	Value
Common Stocks - 98.0%
Consumer Discretionary - 15.3%
28,700	BorgWarner Inc. (a)	$1,882,433
81,953	Chico’s FAS Inc.	1,216,183
10,000	Coach Inc.	584,800
37,500	Discovery Communications Inc. - Class C (a)	1,878,375
54,000	HanesBrands Inc. (a)	1,497,420
19,000	Nordstrom Inc.	944,110
4,500	Panera Bread Co. - Class A (a)	627,480
25,000	Pier 1 Imports Inc.	410,750
44,300	Sotheby’s	1,477,848
42,000	Tenneco Inc. (a)	1,126,440
12,000	Ulta Salon Cosmetics & Fragrance Inc.	1,120,560
26,800	Vitamin Shoppe Inc. (a)	1,472,124
37,000	Wolverine World Wide Inc.	1,434,860
17,300	Wynn Resorts Ltd.	1,794,356
		17,467,739
Consumer Staples - 4.9%
12,500	Church & Dwight Co. Inc.	693,375
60,000	Coca-Cola Enterprises Inc.	1,682,400
36,000	Herbalife Ltd.	1,739,880
22,400	PriceSmart Inc.	1,512,224
		5,627,879
Energy - 8.7%
11,000	CARBO Ceramics Inc.	844,030
12,000	Concho Resources Inc. (a)	1,021,440
134,750	Gulfport Energy Corp. (a)	2,779,892
20,000	Noble Energy Inc.	1,696,400
45,000	Northern Oil and Gas Inc. (a)	717,300
50,000	Williams Cos. Inc.	1,441,000
37,000	World Fuel Services Corp.	1,407,110
		9,907,172
Financials - 7.2%
20,000	Affiliated Managers Group Inc. (a)	2,189,000
17,300	Credit Acceptance Corp. (a)	1,460,639
22,300	Portfolio Recovery Associates Inc. (a)	2,035,098
25,000	Signature Bank (a)	1,524,250
32,400	Stifel Financial Corp. (a)	1,001,160
		8,210,147
Health Care - 9.9%
31,200	Catalyst Health Solutions Inc. (a)	2,915,328
20,800	Cerner Corp. (a)	1,719,328
100,000	PDL BioPharma Inc.	663,000
30,000	Questcor Pharmaceuticals Inc. (a)	1,597,200
14,000	Teleflex Inc.	852,740
25,000	Thermo Fisher Scientific Inc.	1,297,750
50,000	Valeant Pharmaceuticals International Inc. (a)	2,239,500
		11,284,846
Industrials - 23.6%
66,000	AGCO Corp. (a)	3,018,180
46,300	Applied Industrial Technologies Inc.	1,706,155
21,000	Atlas Air Worldwide Holdings Inc. (a)	913,710
28,000	Cummins Inc.	2,713,480
28,000	Dover Corp.	1,501,080
35,000	Genesee & Wyoming Inc. - Class A (a)	1,849,400
44,000	HUB Group Inc. - Class A (a)	1,592,800
52,000	Joy Global Inc.	2,949,960
27,700	Landstar System Inc.	1,432,644
39,700	Lincoln Electric Holdings Inc.	1,738,463
8,700	Middleby Corp. (a)	866,607
17,000	Pall Corp.	931,770
12,700	Roper Industries Inc.	1,251,966
70,000	Tetra Tech Inc. (a)	1,825,600
29,400	Triumph Group Inc.	1,654,338
24,000	Woodward Governor Co.	946,560
		26,892,713
Information Technology - 19.7%
53,000	Adobe Systems Inc. (a)	1,715,610
30,000	Akamai Technologies Inc. (a)	952,500
60,000	CA Inc.	1,625,400
151,400	Cadence Design Systems Inc. (a)	1,663,886
20,000	Citrix Systems Inc. (a)	1,678,800
23,000	Cognizant Technology Solutions Corp. - Class A (a)	1,380,000
12,000	Equinix Inc. (a)	2,107,800
10,000	FactSet Research Systems Inc.	929,400
17,500	Fiserv Inc. (a)	1,263,850
39,000	IAC/InterActiveCorp.	1,778,400
27,600	Jack Henry & Associates Inc.	952,752
100,000	Mentor Graphics Corp. (a)	1,500,000
47,000	NeuStar Inc. - Class A (a)	1,569,800
27,000	OSI Systems Inc. (a)	1,710,180
100,000	ValueClick Inc. (a)	1,639,000
		22,467,378
Materials - 8.7%
24,500	Agrium Inc.	2,167,515
30,000	Buckeye Technologies Inc.	854,700
105,000	Calgon Carbon Corp. (a)	1,493,100
46,900	Cliffs Natural Resources Inc.	2,311,701
15,000	Haynes International Inc.	764,100
31,000	Sigma-Aldrich Corp.	2,291,830
		9,882,946

Total Common Stocks (cost $84,737,571)		111,740,820

Short Term Investments - 1.5%
Investment Company - 1.5%
1,715,190	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (b)	1,715,190

Total Short Term Investments (cost $1,715,190)		1,715,190

Total Investments - 99.5% (cost $86,452,761)		113,456,010
Other assets in excess of liabilities - 0.5%		614,077
NET ASSETS - 100%		$114,070,087

See accompanying notes to financial statements.

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2012.

See accompanying notes to financial statements.

QUARTERLY REPORT 2012

SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2012 (Unaudited)

SMALL COMPANY FUND

Shares	Security Description	Value
Common Stocks - 97.5%
Consumer Discretionary - 13.9%
126,000	ANN Inc. (a)	$3,211,740
71,000	Buckle Inc.	2,809,470
283,275	Callaway Golf Co.	1,674,155
75,475	Foot Locker Inc.	2,308,026
84,500	International Speedway Corp. - Class A	2,212,210
79,300	Jack in the Box Inc. (a)	2,210,884
27,700	Mohawk Industries Inc. (a)	1,934,291
66,906	Steiner Leisure Ltd. (a)	3,105,107
		19,465,883
Consumer Staples - 2.8%
27,875	Lancaster Colony Corp.	1,984,979
38,800	WD-40 Co.	1,932,628
		3,917,607
Energy - 6.3%
71,475	Bill Barrett Corp. (a)	1,530,994
44,700	Dresser-Rand Group Inc. (a)	1,990,938
155,400	Forest Oil Corp. (a)	1,139,082
33,625	SM Energy Co.	1,651,324
54,325	Tidewater Inc.	2,518,507
		8,830,845
Financials - 20.7%
49,950	Arthur J Gallagher & Co.	1,751,747
38,600	Cullen/Frost Bankers Inc.	2,219,114
31,000	GAMCO Investors Inc.	1,376,090
33,500	Home Properties Inc.	2,055,560
28,775	Jones Lang LaSalle Inc.	2,024,897
63,100	LTC Properties Inc.	2,289,268
68,775	Mack-Cali Realty Corp.	1,999,289
109,825	MB Financial Inc.	2,365,630
234,600	Meadowbrook Insurance Group Inc.	2,062,134
171,100	Old National Bancorp	2,054,911
124,150	Selective Insurance Group	2,161,451
65,200	Stifel Financial Corp. (a)	2,014,680
51,400	UMB Financial Corp.	2,633,222
75,450	United Bankshares Inc.	1,952,646
		28,960,639
Health Care - 10.4%
46,725	Genomic Health Inc. (a)	1,560,615
60,800	Greatbatch Inc. (a)	1,380,768
121,775	PSS World Medical Inc. (a)	2,556,057
61,900	Team Health Holdings Inc. (a)	1,491,171
150,325	VCA Antech Inc. (a)	3,304,144
86,000	West Pharmaceutical Services Inc.	4,342,140
		14,634,895
Industrials - 16.5%
108,025	Actuant Corp. - Class A	2,933,959
107,350	Barnes Group Inc.	2,607,532
52,625	Carlisle Cos. Inc.	2,790,178
51,800	CLARCOR Inc.	2,494,688
28,950	Hubbell Inc. - Class B	2,256,363
77,325	IDEX Corp.	3,014,128
106,900	Insteel Industries Inc.	1,191,935
33,100	Tennant Co.	1,322,345
109,700	Tetra Tech Inc. (a)	2,860,976
65,400	Werner Enterprises Inc.	1,562,406
		23,034,510
Information Technology - 15.5%
33,925	Anixter International Inc.	1,799,721
38,750	CACI International Inc. - Class A (a)	2,132,025
53,275	Littelfuse Inc.	3,030,815
227,700	Micrel Inc.	2,169,981
112,375	Microsemi Corp. (a)	2,077,814
55,600	MTS Systems Corp.	2,143,380
70,000	National Instruments Corp.	1,880,200
109,275	Parametric Technology Corp. (a)	2,290,404
82,375	Park Electrochemical Corp.	2,131,865
32,675	Syntel Inc.	1,983,372
		21,639,577
Materials - 7.1%
46,350	Carpenter Technology Corp.	2,217,384
70,025	Intrepid Potash Inc. (a)	1,593,769
68,950	Materion Corp.	1,587,919
67,950	Sensient Technologies Corp.	2,495,803
98,925	Worthington Industries Inc.	2,024,995
		9,919,870
Utilities - 4.3%
70,025	IDACORP Inc.	2,946,652
103,600	Westar Energy Inc.	3,102,820
		6,049,472

Total Common Stocks (cost $117,334,055)		136,453,298

Short Term Investments - 2.5%
Investment Company - 2.5%
3,472,454	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (b)	3,472,454

Total Short Term Investments (cost $3,472,454)		3,472,454

Total Investments - 100.0% (cost $120,806,509)		139,925,752
Other assets in excess of liabilities - 0.0%		28,321
NET ASSETS - 100%		$139,954,073

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2012.

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2012

NOTES TO PORTFOLIO INVESTMENTS

June 30, 2012 (Unaudited)

1. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by Tributary Funds, Inc. (the “Company”) in the preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of income and expenses for the period.  Actual results could differ from those estimates.  The Company currently offers shares of seven distinct portfolios (collectively, the “Funds” and individually, a “Fund”).

Security Valuation

The net asset value (“NAV”) per share of each Fund is determined each business day as of the close of the New York Stock Exchange (“NYSE”), which is normally 4 p.m. Eastern Time.  In valuing a Fund’s assets for calculating the NAV, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including traded over the counter securities, are valued at the official closing price on the primary exchange or market (foreign or domestic) on which they traded or, if there is no such reported price on the valuation date, at the most recent quoted sale price or bid price.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE.  Short-term debt investments (maturing within 60 days) may be valued on an amortized cost basis, unless such value does not approximate market value.  Debt securities (other than short-term investments) are valued at prices furnished by pricing services and generally reflect last reported sales price if the security is actively traded or an evaluated bid price obtained by employing methodologies that utilize actual market transactions; broker supplied valuations; or factors such as yield, maturity, call features, credit ratings, or developments relating to specific securities in arriving at the valuation.  Prices provided by pricing services are subject to review and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price.

Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Company’s Fair Value Committee (“Fair Value Committee”) pursuant to procedures established by the Company’s Board of Directors (the “Board”).  Situations that may require an investment to be fair valued include instances where a security is thinly traded, halted, or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings, or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Fair Value Committee’s own assumptions in determining fair value.  Factors used in determining fair value include, but are not limited to, type of security or asset, trading activity of similar markets or securities, fundamental analytical data relating to the investment, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security.

Under the Company’s pricing and valuation procedures, the Board has delegated the daily operational oversight of the securities valuation function to the Fair Value Committee, which consists of representatives from the Funds’ adviser, sub-adviser and representatives of Jackson Fund Services (“JFS” or “Co-Administrator”), a division of Jackson National Asset Management, LLC.  The Fair Value Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Fair Value Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Fair Valuation Committee’s determinations are subject to review by the Funds’ Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Funds use a framework for measuring fair value.  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (exit price).  One component of fair value is a three-tier fair value hierarchy.  The basis of the tiers is dependent upon various “inputs” used to determine the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

Level 1 –   includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds. whose NAVs are available on valuation date.

Level 2 –   includes valuations for which all significant inputs are observable, either directly or indirectly.  Direct observable inputs include broker quotes, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets, or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, securities subject to corporate actions, mutual funds whose NAVs are not available until the subsequent day, or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 –   includes valuations based on inputs that are unobservable and significant to the fair value measurement, including the Company’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, issuer news, trading characteristics, or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index, or comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are not available.

To assess the continuing appropriateness of security valuation, the Co-Administrator regularly compares current day prices with prior day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Co-Administrator challenges the prices exceeding tolerance levels with the pricing service or broker.  To substantiate Level 3 unobservable inputs, the Adviser and Co-Administrator use a variety of techniques as appropriate to substantiate these valuation approaches including transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used to value each Fund’s investments as of June 30, 2012, by category:

	LEVEL 1 - Quoted Prices	LEVEL 2 - Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Short-Intermediate Bond Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$19,158,237	$298,142	$19,456,379
Corporate Bonds	—	25,293,639	—	25,293,639
Government and Agency Obligations	—	19,464,531	—	19,464,531
Preferred Stocks	434,500	—	—	434,500
Short Term Investments	1,203,599	—	—	1,203,599
Total	$1,638,099	$63,916,407	$298,142	$65,852,648

	LEVEL 1 - Quoted Prices	LEVEL 2 - Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Income Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$16,669,809	$432,012	$17,101,821
Corporate Bonds	—	15,729,579	—	15,729,579
Government and Agency Obligations	—	30,837,456	—	30,837,456
Preferred Stock	458,200	—	—	458,200
Exchange Traded Funds	460,388	—	—	460,388
Investment Company	—	1,312,755	—	1,312,755
Short Term Investments	1,531,796	—	—	1,531,796
Total	$2,450,384	$64,549,599	$432,012	$67,431,995

Balanced Fund
Common Stocks	$37,500,169	$—	$—	$37,500,169
Corporate Bonds	—	14,018,623	—	14,018,623
Government and Agency Obligations	—	7,431,555	—	7,431,555
Total	$37,500,169	$21,450,178	$—	$58,950,347

Core Equity Fund
Common Stocks	$201,856,215	$—	$—	$201,856,215
Short Term Investments	8,094,482	—	—	8,094,482
Total	$209,950,697	$—	$—	$209,950,697

Large Cap Growth Fund
Common Stocks	$62,979,287	$—	$—	$62,979,287
Short Term Investments	817,681	—	—	817,681
Total	$63,796,968	$—	$—	$63,796,968

Growth Opportunities Fund
Common Stocks	$111,740,820	$—	$—	$111,740,820
Short Term Investments	1,715,190	—	—	1,715,190
Total	$113,456,010	$—	$—	$113,456,010

Small Company Fund
Common Stocks	$136,453,298	$—	$—	$136,453,298
Short Term Investments	3,472,454	—	—	3,472,454
Total	$139,925,752	$—	$—	$139,925,752

The Funds recognize transfers between levels as of the beginning of the period.  There were no material transfers into or out of Level 1, 2 or 3 during the period.  There were no material Level 3 valuations for which significant unobservable valuation inputs were developed at June 30, 2012.

New Accounting Pronouncement

In May 2011, the Financial Accounting Standards Board (“FASB”) released Accounting Standards Update (“ASU”) 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements”.  ASU 2011-04 further clarifies fair value measurement principles and requires additional disclosures.  Effective for interim and annual reporting periods beginning after December 15, 2011, entities will need to disclose the amounts and reasons for any transfers between Level 1 and Level 2 securities; quantitative information relating to significant observable inputs, a narrative description of the valuation process and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs for Level 3 fair valuation.  ASU 2011-04 is effective for the Funds in the current reporting period and the disclosures required under ASU 2011-04 are included in these Notes to Portfolio Investments.

In December 2011, FASB released ASU 2011-11 “Disclosures about Offsetting Assets and Liabilities”.  ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  ASU 2011-11 will enhance disclosures by requiring improved information about financial instruments and derivative instruments that meet the criteria for offsetting amounts in the balance sheet or are subject to a master netting arrangement.  The information will enable users of an entity’s financial statements to evaluate the effect or potential effect of netting arrangements on an entity’s financial positions, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments.  ASU 2011-11 is effective for the annual periods beginning on or after January 1, 2013 and the interim periods within those annual periods.  Management is currently evaluating the impact ASU 2011-11 will have on the Funds’ financial statements.

Securities Transactions and Investment Income

Securities transactions are accounted for no later than one business day following trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount.  Dividend income is recorded on the ex-dividend date.  Gains or losses realized on the sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without registering the transaction under the Securities Act of 1933, as amended (the “1933 Act”), or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act.  Whether a restricted security is illiquid or not is determined pursuant to procedures established by the Board. Not all restricted securities are considered illiquid.  As of June 30, 2012, the Balanced Fund held the following Rule 144A security that was deemed illiquid:

Security	Acquisition Date	Acquisition Cost	Market Value	Percentage of Net Assets
Commonwealth Bank of Australia, 3.22%, 04/13/20	3/31/10	$500,000	$490,337	0.8%

2. Federal Income Taxes

As of June 30, 2012, the cost of investments and the components of net unrealized appreciation for U.S. federal income tax purposes were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Short-Intermediate Bond Fund	$65,098,499	$1,321,206	$(567,057)	$754,149
Income Fund	64,367,370	4,362,011	(1,297,386)	3,064,625
Balanced Fund	49,169,145	10,445,023	(663,821)	9,781,202
Core Equity Fund	183,184,560	33,624,910	(6,858,773)	26,766,137
Large Cap Growth Fund	53,479,393	12,205,712	(1,888,137)	10,317,575
Growth Opportunities Fund	86,525,303	30,112,910	(3,182,203)	26,930,707
Small Company Fund	120,970,503	25,314,417	(6,359,168)	18,955,249

The difference between book-basis and tax-basis amounts are attributable primarily to tax deferral of losses on wash sales and tax amortization/accretion methods for premium and market discount.

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

Item 2.  Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tributary Funds, Inc.

By:	/s/ Daniel W. Koors
Daniel W. Koors
Treasurer

Date:	August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen R. Frantz
Stephen R. Frantz
President

Date:	August 28, 2012

By:	/s/ Daniel W. Koors
Daniel W. Koors
Treasurer

Date:	August 28, 2012

Exhibit List

Exhibit 3(a):	Certification of the President required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Treasurer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.